Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories, net
Schedule of inventories

	2021	2020
Crude oil	3,305,965	1,719,426
Fuels and petrochemicals	2,845,486	1,407,297
Materials for the production of goods	2,246,761	1,927,237
	8,398,212	5,053,960

Schedule of changes of the allowances for losses

	2021	2020	2019
Opening balance	(109,549)	(131,526)	(86,938)
(Additions) reversals, net	(58,437)	(9,748)	(44,191)
Increase due to business combination	(2,837)	—	—
Foreign currency translation	(1,449)	(122)	371
Effect of change of control in subsidiaries	—	20,075	—
Other (1)	44,610	11,772	(768)
Closing balance	(127,662)	(109,549)	(131,526)
(1)	It mainly includes the update of the provision in joint operations.